VANECK INDUSTRIALS TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Capital Goods : 77.0%
3M Co. 24 $ 3,886
A.O. Smith Corp. 5 314
Allegion PLC 4 562
AMETEK, Inc. 11 2,661
Axon Enterprise, Inc. * 4 2,242
Boeing Co. * 36 7,793
Builders FirstSource, Inc. * 5 447
Carrier Global Corp. 36 2,641
Caterpillar, Inc. 21 22,363
Comfort Systems USA, Inc. 2 3,964
Cummins, Inc. 6 4,279
Deere & Co. 12 7,612
Dover Corp. 6 1,346
Eaton Corp. PLC 18 7,670
EMCOR Group, Inc. 2 1,660
Emerson Electric Co. 26 3,722
Fastenal Co. 53 2,546
Fortive Corp. 14 855
GE Vernova, Inc. 12 14,098
Generac Holdings, Inc. * 3 878
General Dynamics Corp. 12 4,251
General Electric Co. 48 17,939
Honeywell Aerospace, Inc. * 14 3,095
Honeywell International, Inc. 15 3,247
Howmet Aerospace, Inc. 18 4,839
Hubbell, Inc. 2 1,046
Huntington Ingalls Industries,
Inc. 2 560
IDEX Corp. 3 681
Illinois Tool Works, Inc. 12 3,246
Ingersoll Rand, Inc. 16 1,312
Johnson Controls International
plc 28 4,091
L3Harris Technologies, Inc. 9 2,615
Lennox International, Inc. 1 573
Lockheed Martin Corp. 9 4,585
Masco Corp. 9 732
Nordson Corp. 2 603
Northrop Grumman Corp. 6 3,056
Otis Worldwide Corp. 18 1,289
PACCAR, Inc. 24 2,883
Parker-Hannifin Corp. 6 5,869
Pentair PLC 8 613
Quanta Services, Inc. 7 5,040
Rockwell Automation, Inc. 5 2,475
RTX Corp. 62 11,763
Snap-on, Inc. 2 805
Stanley Black & Decker, Inc. 7 659
Textron, Inc. 8 734
Trane Technologies PLC 10 4,912
TransDigm Group, Inc. 3 3,996
United Rentals, Inc. 3 3,399
Vertiv Holdings Co. 18 6,027
Westinghouse Air Brake
Technologies Corp. 8 2,157
Number
of Shares Value
Capital Goods (continued)
WW Grainger, Inc. 2 $ 2,721
Xylem, Inc. 11 1,300
204,652
Commercial & Professional Services : 7.8%
Automatic Data Processing,
Inc. 19 4,255
Broadridge Financial Solutions,
Inc. 5 685
Cintas Corp. 16 2,721
Copart, Inc. * 41 1,156
Equifax, Inc. 6 952
Jacobs Solutions, Inc. 5 630
Leidos Holdings, Inc. 6 618
Paychex, Inc. 15 1,475
Republic Services, Inc. 9 1,918
Rollins, Inc. 14 584
Veralto Corp. 11 975
Verisk Analytics, Inc. 6 1,077
Waste Management, Inc. 17 3,789
20,835
Transportation : 15.1%
CH Robinson Worldwide, Inc. 5 942
CSX Corp. 86 4,088
Delta Air Lines, Inc. 30 2,810
Expeditors International of
Washington, Inc. 6 978
FedEx Corp. 10 3,131
Fedex Freight Holding Co.,
Inc. * 5 755
JB Hunt Transport Services, Inc. 3 868
Norfolk Southern Corp. 10 3,146
Old Dominion Freight Line, Inc. 8 1,733
Southwest Airlines Co. 23 1,183
Uber Technologies, Inc. * 95 6,855
Union Pacific Corp. 27 7,344
United Airlines Holdings, Inc. * 15 2,040
United Parcel Service, Inc. 34 3,655
39,528
Total Common Stocks
(Cost: $248,670) 265,015
Total Investments: 99.9%
(Cost: $248,670) 265,015
Other assets less liabilities: 0.1% 157
NET ASSETS: 100.0% $ 265,172

VANECK INDUSTRIALS TRUSECTOR ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
* See Schedule of Investments for industry sectors.
* Non-income producing
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 265,015 $ — $ — $ 265,015